Related Party Transactions - Schedule of Amounts Receivable from and Payable to Related Parties (Details) - Majority Shareholder - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Trade receivables	$ 0	$ 2
Tax-related receivables	2	0
Trade payables	2	1
Tax-related payables	$ 0	$ 3